UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 656 2432

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  9/30/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  11
Form 13F Information Table Value Total:  $88,407,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----

B2GOLD                        COM                11777Q209       11007 2748106 SH           SOLE              2748106      0      0
BANRO CORPORATION             COM                066800103        3568  767917 SH           SOLE               767917      0      0

DETOUR GOLD CORP              COM                250669108        8459  303348 SH           SOLE               303348      0      0
DUNDEE PRECIOUS METALS INC    COM                265269209       11488 1228291 SH           SOLE              1228291      0      0
JAGUAR MINING INC             COM                47009M103        5324 4436550 SH           SOLE              4436550      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204       13171 2875802 SH           SOLE              2875802      0      0
OSISKO EXPLORATION LTD        COM                688278100        6070  613018 SH           SOLE               613018      0      0
PRETIUM RESOURCES INC         COM                74139C102       11111  848561 SH           SOLE               848561      0      0
SEABRIDGE GOLD INC            COM                811916105       13225  681708 SH           SOLE               681708      0      0
TOREX GOLD RESOURCES          COM                891054108        3064 1421933 SH           SOLE              1421933      0      0

